Movements in Equity (Details) £ in Thousands	12 Months Ended
	Jun. 30, 2021 GBP (£) shares	Jun. 30, 2020 GBP (£) shares	Jun. 30, 2019 GBP (£) shares	Mar. 04, 2021 shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Increase in share capital	£ 1
Issuance of equity related to acquisition	4,477	£ 3,956	£ 17,166
Exercise of options	£ 40	£ 15	£ 133
JSOP
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options exercised (in shares) | shares	133,536	67,937	2,724,917
Merger relief reserve
Disclosure of terms and conditions of share-based payment arrangement [line items]
Issuance of equity related to acquisition	£ 4,476	£ 3,954	£ 17,143
Share capital
Disclosure of terms and conditions of share-based payment arrangement [line items]
Issuance of equity related to acquisition	1	2	23
Exercise of options	14	8	5
Share premium
Disclosure of terms and conditions of share-based payment arrangement [line items]
Issuance of equity related to acquisition		0
Exercise of options	26	93	128
Investment in own shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise of options	£ 1,186	£ 299	£ 428
FIVE
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares issued (in shares) | shares	72,193			72,193